Redeemable Convertible Preferred Stock - Summary of Outstanding Redeemable Convertible Preferred Stock (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Temporary equity	$ 226,466,680	$ 245,071,590
A Place For Rover INC
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized	87,611,000	87,611,000	87,611,000
Redeemable convertible preferred stock, outstanding	87,497,000	87,497,000	87,489,000
Temporary equity	$ 290,427,000	$ 290,427,000	$ 290,365,000
Redeemable convertible preferred stock, aggregate liquidation preference	$ 294,802,000	$ 294,802,000	$ 294,740,000
A Place For Rover INC | Series A Redeemable Convertible Preferred Stocks
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized	8,710,000
Redeemable convertible preferred stock, outstanding	8,710,000
Issuance	$ 0.4647
Temporary equity	$ 3,325,000
Redeemable convertible preferred stock, aggregate liquidation preference	$ 4,048,000
A Place For Rover INC | Series B Redeemable Convertible Preferred Stocks
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized	14,104,000
Redeemable convertible preferred stock, outstanding	14,104,000
Issuance	$ 0.6775
Temporary equity	$ 9,397,000
Redeemable convertible preferred stock, aggregate liquidation preference	$ 9,556,000
A Place For Rover INC | Series C Redeemable Convertible Preferred Stocks
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized	12,431,000
Redeemable convertible preferred stock, outstanding	12,431,000
Issuance	$ 1.1665
Temporary equity	$ 14,596,000
Redeemable convertible preferred stock, aggregate liquidation preference	$ 14,500,000
A Place For Rover INC | Series D Redeemable Convertible Preferred Stocks
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized	7,677,000
Redeemable convertible preferred stock, outstanding	7,677,000
Issuance	$ 2.0841
Temporary equity	$ 14,036,000
Redeemable convertible preferred stock, aggregate liquidation preference	$ 16,000,000
A Place For Rover INC | Series D One Redeemable Convertible Preferred Stocks
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized	3,359,000
Redeemable convertible preferred stock, outstanding	3,359,000
Issuance	$ 2.0841
Temporary equity	$ 6,981,000
Redeemable convertible preferred stock, aggregate liquidation preference	$ 7,000,000
A Place For Rover INC | Series E Redeemable Convertible Preferred Stocks
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized	11,021,000
Redeemable convertible preferred stock, outstanding	11,021,000
Issuance	$ 3.6294
Temporary equity	$ 39,906,000
Redeemable convertible preferred stock, aggregate liquidation preference	$ 40,000,000
A Place For Rover INC | Series F Redeemable Convertible Preferred Stocks
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized	11,772,000
Redeemable convertible preferred stock, outstanding	11,772,000
Issuance	$ 5.5215
Temporary equity	$ 64,833,000
Redeemable convertible preferred stock, aggregate liquidation preference	$ 65,000,000
A Place For Rover INC | Series G Redeemable Convertible Peferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized	18,537,000
Redeemable convertible preferred stock, outstanding	18,423,000
Issuance	$ 7.5285
Temporary equity	$ 137,353,000
Redeemable convertible preferred stock, aggregate liquidation preference	$ 138,698,000